Deutsche Investment Management Americas Inc.
                                  One Beacon Street
                                  Boston, MA 02108


                                  August 1, 2008


Securities and Exchange Commission
100 F Street, NW
Washington, DC  20549


RE: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"), each a series of Cash Account Trust (the "Trust") (Reg. Nos. 33-32476 and 811-5970)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Portfolios pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 40 to the Trust's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on July 31, 2008.

         Please direct any comments or questions on this filing to the undersigned at 617-295-3986.


                                    Very truly yours,


                                    /s/Scott D. Hogan
                                    Scott D. Hogan
                                    Vice President
                                    Deutsche Investment Management Americas Inc.








aht/sh